Provisions - Summary of Other Provisions (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Provisions	S/ 109,608	S/ 47,417
Provisions, current	6,197	13,503
Provisions, not current	103,411	33,914
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions	84,728	23,364
Provisions, current	6,049	12,220
Provisions, not current	78,679	11,144
Contingent liabilities [member] | Morelco S.A.S. [member]
Disclosure of other provisions [line items]
Provisions	4,039	4,224
Provisions, not current	4,039	4,224
Contingent liabilities [member] | Coasin and Vialy Vives-DSD [member]
Disclosure of other provisions [line items]
Provisions	459	1,839
Provisions, not current	459	1,839
Contingent liabilities [member] | Adexus S.A. [member]
Disclosure of other provisions [line items]
Provisions		1,186
Provisions, current		1,186
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Provisions	20,382	16,804
Provisions, current	148	97
Provisions, not current	S/ 20,234	S/ 16,707